Common and preferred units (Tables)	6 Months Ended
Jun. 30, 2022
Common and preferred units
Schedule of movements in the number of common, subordinated and preferred units

The following table shows the movements in the number of common units and preferred units from December 31, 2020 until June 30, 2022:

		Common	8.75%
	Common	Units	Series A
	Units	Höegh	Preferred
(in units)	Public	LNG	Units
December 31, 2020	18,050,941	15,257,498	6,752,333
June 21, 2021; Awards to non-employee directors as compensation for directors' fees	7,176	—	—
July 12, 2021; Awards to non-employee directors as compensation for directors' fees	2,392	—	—
July 16, 2021; Awards to non-employee directors as compensation for directors' fees	2,392	—	—
ATM program (from January 1, 2021 to December 31, 2021)	52,603	—	336,992
December 31, 2021	18,115,504	15,257,498	7,089,325
ATM program (from January 1, 2022 to June 30, 2022)	—	—	—
June 30, 2022	18,115,504	15,257,498	7,089,325